LEASE LIABILITIES (Details) - ARS ($) $ in Millions	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Disclosure of geographical areas
Current lease liabilities	$ 90,902	$ 76,321
Non-current lease liabilities	168,856	159,117
Total lease liabilities	259,758	235,438	$ 239,007
Argentina
Disclosure of geographical areas
Current lease liabilities	88,085	71,660
Non-current lease liabilities	136,285	120,399
Abroad
Disclosure of geographical areas
Current lease liabilities	2,817	4,661
Non-current lease liabilities	$ 32,571	$ 38,718